Combined Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Foreign currency translation, net of tax provision	$ 65	$ 88